Fair Value Measurements - Company's financial assets and liabilities that are measured at fair value (Details) - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Liabilities:
Change in fair value of derivative warrant liabilities	$ 1,426,720	$ 1,382,900	$ 1,382,900	$ 4,066,720	$ 1,905,000
public warrants
Liabilities:
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares			Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares
Recurring | Level 1
Assets:
Investments held in trust account	$ 150,969,468			$ 150,969,468	$ 150,006,015
Recurring | Level 1 | public warrants
Liabilities:
Derivative liabilities	1,050,000			1,050,000	3,825,000
Recurring | Level 3 | private placement warrants
Liabilities:
Derivative liabilities	$ 493,280			$ 493,280	$ 1,785,000